Recapitalization (Details) - Schedule of Number of Global Hydrogen Shares was Determined - Class B Common Stock [Member]	11 Months Ended
Dec. 31, 2023 shares
Global Hydrogen units [Member]
Class of Stock [Line Items]
Number of global hydrogen shares	12,500
Global Hydrogen Shares After Conversion Ratio [Member]
Class of Stock [Line Items]
Number of global hydrogen shares	4,300,000